                 MORGAN STANLEY DIVIDEND GROWTH SECURITIES INC.
                           1221 Avenue of the Americas
                            New York, New York 10020

                                             June 28, 2007

Securities and Exchange Commission
100 F Street N.E.
Washington, D.C.  20549

Re:  Morgan Stanley Dividend Growth Securities Inc.
     File Nos.: 2-70423; 811-3128
     Rule 497 (j) filing

Dear Sir or Madam:

On behalf of the Registrant, the undersigned certifies that the form of
Prospectus and Statement of Additional Information that would have been filed under Section 497(c) would not have differed from those contained in the text of the Registrant's most recent registration statement that was filed electronically via EDGAR with the Securities and Exchange Commission on June 25,
2007.

                                       Very truly yours,

                                       Sheri L. Schreck
                                       ------------------
                                       Sheri L. Schreck
                                       Assistant Secretary

Enclosures
cc:  Amy R. Doberman